Taxes (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of income tax benefit
	For the Years Ended June 30,
	2020	2019	2018
Current
China	$-	$11,803	$298,935
Hong Kong	-	-	-

Deferred
China	227,121	380,302	(150,615)
Hong Kong	(47,672)	-	-
Total income tax expense	$179,449	$392,105	$148,320

Schedule of reconciles effective tax rate
	For the Years Ended June 30,
	2020	2019	2018
Income tax rate	25.0%	25.0%	25.0%
Effect of permanent difference	6.0%	7.3%	9.6%
Change in valuation allowance	(35.0)%	(46.8)%	19.5%
Effective tax rate	(4.0)%	(14.5)%	54.1%

Schedule of components of deferred tax assets
	June 30, 2020	June 30, 2019
Deferred tax assets:
Net operating losses	$2,611,874	$2,062,386
Deferred revenues	60,403	56,906
Total deferred tax assets	2,672,277	2,119,292
Valuation allowance	(2,512,557)	(1,772,097)
Deferred tax assets, net	$159,720	$347,195

Schedule of changes in valuation allowance for deferred tax assets
	June 30, 2020	June 30, 2019
Beginning balance	$1,772,097	$997,887
Additions	786,404	805,027
Exchange difference	(45,944)	(30,817)
Ending balance	$2,512,557	$1,772,097

Schedule of taxes payable
	June 30, 2020	June 30, 2019
VAT taxes payable	$80,565	$-
Other taxes payable	6,091	10,512
Totals	$86,656	$10,512